PERSONNEL, MATERIAL AND SERVICES (Details) R$ in Thousands		2 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2017 employee	Jul. 14, 2017	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Personnel, material and services
Personnel				R$ 7,721,938	R$ 6,548,572	R$ 6,004,845
Materials				324,082	329,599	318,410
Services				2,884,313	3,485,040	3,172,162
Total				R$ 10,930,333	R$ 10,363,211	R$ 9,495,417
Extraordinary Retirement Plan (PAE)
Personnel, material and services
Employees for voluntary adhesions | employee		2,097
Incentive indemnification equivalent expense (as a percent)	40.00%		40.00%
Total amount for the adhesions to Incentive indemnification equivalent expense (as a percent)	30.00%		50.00%
Employees health coverage period		60 months